Credit Impairment Losses and Provisions - Summary of Impairment Losses and Provisions (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of credit impairment loss and provisions [abstract]
Loans and advances to customers (See Note 11)	£ 102	£ 76
Recoveries of loans and advances, net of collection costs (See Note 11)	(21)	(28)
Off-balance sheet credit exposures (See Note 19)	10
Impairment loss on financial assets	91	48
Provisions for other liabilities and charges (excluding off-balance sheet credit exposures) (See Note 19)	33	181
Provisions for residual value and voluntary termination (See Note 11)	0	5
Provisions for other liabilities and charges	33	186
Total operating impairment losses, provisions and charges	£ 124	£ 234